COMMON SHARES - Options (Details) - Employee Stock Option	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life	7 years
Award vesting period	3 years
Vesting in year one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.33%
Vesting in year two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.33%
Vesting in year three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.34%